FINANCIAL LIABILITIES - Share option (Details) - SCHMID Technology Guangdong Co. Ltd. - EUR (€) € in Millions	Jul. 01, 2022	Dec. 31, 2021
FINANCIAL LIABILITIES
Percentage of interest acquired		20.90%
Consideration transferred		€ 25.0
Investor
FINANCIAL LIABILITIES
Percentage of interest acquired	5.60%	3.20%
Consideration transferred		€ 5.0